Nonredeemable and Redeemable Noncontrolling Interest and Stockholders’ Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Nonredeemable and Redeemable Noncontrolling Interest and Stockholders’ Equity Description [Abstract]
Nonredeemable and Redeemable Noncontrolling Interest and Stockholders’ Equity

NOTE 15 — Nonredeemable and Redeemable Noncontrolling Interest and Stockholders’ Equity

Redeemable Noncontrolling Interest

The redeemable noncontrolling interest relates to Class A Opco Units, including units issued in connection with the Business Combinations and units owned by the Sponsor (or their transferees), Atlas or the Company’s directors. As of June 30, 2022, the Company directly owned approximately 67.4% of the interest in Opco and the redeemable noncontrolling interest was 32.6%. As of December 31, 2021, the Company owned approximately 54.5% of the interest in Opco and the redeemable noncontrolling interest was 45.5%. Holders of Class A Opco Units other than Archaea own an equal number of shares of Class B Common Stock and have a redemption right, subject to certain limitations, to redeem Class A Opco Units and a corresponding number of shares of Class B Common Stock for, at Opco’s option, (i) shares of Class A Common Stock on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like, or (ii) a corresponding amount of cash. Due to the cash redemption provisions of the redemption right, the Company has accounted for the redeemable noncontrolling interest as temporary equity.

Stockholders’ Equity

In March 2022, the Company supported an underwritten public offering in which Aria Renewable Energy Systems LLC sold 14,942,643 shares of our Class A Common Stock (the “Ares Secondary Offering”). The Ares Secondary Offering resulted in no proceeds to the Company and a decrease of 14,942,643 shares of outstanding Class B Common Stock and a corresponding increase of 14,942,643 shares of outstanding Class A Common Stock.

The following is a summary of Class A Common Stock and Class B Common Stock activity for the six months ended June 30, 2022:

(in shares)	Class A Common Stock	Class B Common Stock
Balance at December 31, 2021	65,122,200	54,338,114
Issued for warrant exercises	100,009	—
Exchange of Class B Common Stock for Class A Common Stock	15,277,696	(15,277,696)
Issued for vested RSUs	217,852	—
Outstanding at June 30, 2022	80,717,757	39,060,418

NOTE 16 — Redeemable Noncontrolling Interest and Stockholders’ Equity

Redeemable Noncontrolling Interest

The redeemable noncontrolling interest relates to Class A Opco Units, including units issued in connection with the Business Combinations and units owned by the Sponsor, Atlas or Company directors. As of December 31, 2021, the Company directly owned approximately 54.5% of the interest in Opco and the redeemable noncontrolling interest was 45.5%. Holders of Class A Opco Units other than Archaea own an equal number of shares of Class B Common Stock and have a redemption right, subject to certain limitations, to redeem Class A Opco Units and a corresponding number of shares of Class B Common Stock for, at Opco’s option, (i) shares of Class A Common Stock on a one-for-one basis, subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like, or (ii) a corresponding amount of cash. Due to the cash redemption provisions of the redemption right, the Company has accounted for the redeemable noncontrolling interest as temporary equity.

Stockholders’ Equity

Preferred Stock

The Company is authorized to issue 10.0 million shares of preferred stock with a par value of $0.0001 per share. As of December 31, 2021 and 2020, no shares of preferred stock were issued or outstanding.

Class A Common Stock and Class B Common Stock

The Company is authorized to issue 900.0 million shares of Class A Common Stock with a par value of $0.0001 per share. The Company is authorized to issue 190.0 million shares of Class B Common Stock with a par value of $0.0001 per share. Class B Common Stock represents a non-economic interest in the Company.

The following is a summary of Class A Common Stock and Class B Common Stock activity for the year ended December 31, 2021:

(in shares)	Class A Common Stock	Class B Common Stock
Outstanding at beginning of period	—	—
Reverse recapitalization and PIPE Financing	52,847,195	5,931,350
Issued to Legacy Archaea Holders	—	23,000,000
Issued in Aria Merger	—	33,350,385
Issued for warrant exercises	10,347,923	—
Exchange of Class B Common Stock for Class A Common Stock	7,943,621	(7,943,621)
Retirement of Class A Common Stock repurchased	(6,101,449)	—
Issued for vested RSUs	84,910	—
Outstanding at end of period	65,122,200	54,338,114

Voting Rights

Holders of the Class A Common Stock and holders of the Class B Common Stock will vote together as a single class on all matters submitted to a vote of the stockholders, except as required by law. Each share of common stock will have one vote on all such matters.

Nonredeemable Noncontrolling Interest

Noncontrolling interest included the portion of equity ownership in GCES that was not attributable to the unitholders of Opco. The remaining interest in GCES was acquired by Opco in December 2021.